UPDATING SUMMARY PROSPECTUS

DELAWARE LIFE MASTERS CHOICE II VARIABLE ANNUITY

Issued By

DELAWARE LIFE INSURANCE COMPANY

May 1, 2023

The Delaware Life Masters Choice II Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company offers the Contract through personal retirement and deferred compensation plans.

This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call 1-877-253-2323. You can find the current prospectus and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/86680A186?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling 1-800-477-6545, Option 2, or by sending an email request to customer.relations@delawarelife.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary.

ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE”, “US” “DELAWARE LIFE”): Delaware Life Insurance Company.

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DESIGNATED FUNDS: The limited investment options you can choose if you are participating in a living benefit.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

SERVICE ADDRESS: P.O. Box 758581, Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

YOU and YOUR: The terms “you” and “your” refer to “Owner,” “Participant,” and/or “Covered Person” as those terms are identified in the Contract.

UPDATED INFORMATION ABOUT THE CONTRACT

The information in this Updating Summary Prospectus is a summary of the Contract features that have changed since the Prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

Changes Affecting the Funds

Fund Name Changes

AB VPS Small/Mid Cap Value Portfolio to AB Discovery Value Portfolio.

Liquidation

The Putnam VT Multi-Asset Absolute Return Fund was liquidated on April 21, 2023. The Fund is no longer available as an investment option in the Contract.

Mergers

JP Morgan Insurance Trust Core Bond Portfolio was merged into LVIP JP Morgan Core Bond Fund on May 1, 2023.

JP Morgan Insurance Trust U.S. Equity Portfolio was merged into LVIP JP Morgan U.S. Equity Fund on May 1, 2023.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in the Prospectus
Charges for Early Withdrawals

If you withdraw money from your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn, after the free withdrawal amount has been withdrawn. For each Purchase Payment, the withdrawal charge starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

For example, if you make a partial withdrawal, you could pay a Withdrawal Charge of up to $6,800 on a $100,000 investment.

Fee Table - Transaction Expenses Withdrawals and Withdrawal Charges
Transaction Charges	In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer.			Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.

Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.35%[1]	1.35%[1]
	Investment Options (Fund fees and expenses)	0.71%[2]	2.07%[2]
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.40%[1]	1.95%[3]
1 As a percentage of average daily net Variable Account assets. [2] As a percentage of Fund net assets. [3] As a percentage of the highest Withdrawal Benefit Base during the Account Year.

FEES AND EXPENSES		Location in the Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,903	Highest Annual Cost: $4,840
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No sales charges

•  No additional Purchase Payments, transfers or withdrawals

RISKS		Location in the Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract Transfer Privilege
Not a Short-Term Investment

•   The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•   The benefits of tax deferral, long-term income and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.

•   Withdrawal charges may apply to withdrawals taken within 7 years after a Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.

•   Withdrawals may be subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Principal Risks of Investing in the Contract Withdrawals and Withdrawal Charges Tax Provisions

RISKS		Location in the Prospectus
Risks Associated with Investment Options

•   An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).

•   Each investment option (including any Fixed Account investment option) will have its own unique risks.

•   You should review the investment options before making an investment decision.

Principal Risks of Investing in the Contract The Variable Account The Fixed Account Options: The DCA Periods
Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877) 253-2323 or visiting https://www.delawarelife.com/our-company.	Principal Risks of Investing in the Contract The Variable Account The Fixed Account Options: The DCA Periods
RESTRICTIONS		Location in the Prospectus
Investments

•   Certain investment options may not be available under the contract.

•   You are allowed to make 12 transfers between investment options per Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.

•   We reserve the right to remove or substitute Funds as investment options.

The Variable Account The Fixed Account Options: The DCA Periods Transfer Privilege Appendix A: Funds Available Under the Contract
Optional Benefits

•   The Contract contains optional death and living benefits, available for an additional charge, which must be elected on or before the Issue Date.

•   If you elect an optional living benefit, all of your Account Value must be invested in Designated Funds at all times, and if using an asset allocation model, must comply with minimum and maximum allocation percentage ranges during the term of your optional living benefit. We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund.

•   Failure to comply with the applicable investment restrictions will result in the termination of your living benefit.

•   The amount and frequency of Purchase Payments may be limited, and Purchase Payments made after the first Account Year may receive a lower benefit.

•   Early Withdrawals and withdrawals that exceed specified limits may affect the availability of the benefit by reducing the benefit by an amount greater than the amount withdrawn and could terminate your living benefit.

Designated Funds Build Your Own Portfolio Appendix B - List of Designated Funds and Other Investment Restrictions

TAXES		Location in the Prospectus
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).

•   Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Tax Provisions
CONFLICTS OF INTEREST		Location in the Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A:

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/86680A186?site=Annuity. You can also request this information at no cost at https://dfinreports.com/delawareLife, by calling (800) 477-6545, option 2, or by sending an email request to customer.relations@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B: LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio Class B3	AllianceBernstein, L.P.	0.97%	[1]	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Allocation - Cautious	AB Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio Class B3	AllianceBernstein, L.P.	1.10%	[1]	-18.68%	-0.10%	3.08%
Equity - Global Large Cap	AB Variable Products Series Fund, Inc. Sustainable International Thematic Portfolio Class B2	AllianceBernstein, L.P.	1.79%	[1]	-27.81%	1.16%	3.78%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	[1]	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Large Cap Growth Fund Class 2[2]	Columbia Management Investment Advisers, LLC	0.95%	[1]	-31.53%	8.94%	12.31%
Equity - Global Large Cap	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Overseas Core Fund Class 2[2]	Columbia Management Investment Advisers, LLC	1.04%		-14.90%	1.13%	3.96%
Equity - US Large Cap Growth	Columbia Funds Variable Series Trust II CTIVP® – Principal Blue Chip Growth Fund Class 2	Adviser: Columbia Management Investment Advisers, LLC Subadviser: Principal Global Investors, LLC	0.95%		-28.19%	7.42%	12.38%
Allocation - Moderate	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Balanced Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%		-18.19%	6.93%	8.63%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Contrafund® Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%		-26.49%	8.39%	11.15%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2015 Portfolio Service Class 2[2]	Fidelity Management & Research Company, LLC	0.69%		-14.79%	3.04%	5.26%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2020 Portfolio Service Class 2[2]	Fidelity Management & Research Company, LLC	0.73%		-15.97%	3.47%	5.79%
Equity - US Mid Cap	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Mid Cap Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.86%		-14.97%	5.68%	9.69%
Equity - International All Cap	First Eagle Variable Funds First Eagle Overseas Variable Fund	First Eagle Investment Management, LLC	1.40%	[1]	-8.17%	1.48%	3.98%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 2[2]	Franklin Advisers, Inc.	0.71%		-5.47%	4.30%	5.51%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 2[2]	Franklin Mutual Advisers, LLC	0.94%		-7.43%	3.15%	6.73%
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 2[2]	Franklin Mutual Advisers, LLC	0.91%	[1]	-10.06%	5.48%	9.09%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	[1]	-10.11%	5.37%	8.98%
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund Class 2[2]	Franklin Advisers, Inc.	1.06%	[1]	-10.75%	-0.07%	1.30%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund Class 4	Franklin Advisers, Inc.	1.16%	[1]	-10.84%	-0.16%	1.20%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Value Fund Series II	Invesco Advisers, Inc.	1.14%		-2.86%	6.32%	8.60%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Capital Appreciation Fund Series II2	Invesco Advisers, Inc.	1.05%	[1]	-30.96%	8.00%	10.81%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Comstock Fund Series II	Invesco Advisers, Inc.	1.00%		0.85%	7.76%	10.74%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. EQV International Equity Fund Series II	Invesco Advisers, Inc.	1.16%		-18.50%	1.26%	4.15%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Global Fund Series II	Invesco Advisers, Inc.	1.06%		-31.94%	2.59%	7.59%
Equity - Global Emerging Markets	Lazard Retirement Series, Inc. Lazard Retirement Emerging Markets Equity Portfolio Service Shares	Lazard Asset Management LLC	1.38%		-15.12%	-3.19%	-0.12%
Fixed Income - US	Lincoln Variable Insurance Products Trust LVIP JPMorgan Core Bond Fund Service Class	Adviser: Lincoln Financial Investments Corporation Subadviser: J.P. Morgan Investment Management, Inc.	0.76%		-12.74%	-0.11%	0.83%
Equity - US Large Cap Blend	Lincoln Variable Insurance Products Trust LVIP JPMorgan U.S. Equity Fund Service Class	Adviser: Lincoln Financial Investments Corporation Subadviser: J.P. Morgan Investment Management, Inc.	0.92%		-18.89%	9.97%	12.93%
Equity - US Large Cap Value	Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio Class VC	Lord, Abbett & Co. LLC	1.08%	[1]	-11.98%	4.94%	8.82%
Equity - US Mid Cap	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio Class VC	Lord, Abbett & Co. LLC	1.18%		-32.53%	5.80%	9.44%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	[1]	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	[1]	-17.48%	9.26%	12.33%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Service Class[2]	Massachusetts Financial Services Company	0.88%	[1]	-16.62%	0.03%	1.63%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Service Class	Massachusetts Financial Services Company	1.48%	[1]	-19.94%	-3.26%	-0.27%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	[1]	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	[1]	-7.44%	1.83%	3.54%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Service Class	Massachusetts Financial Services Company	0.83%	[1]	-12.45%	-0.64%	0.14%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	[1]	-31.80%	9.30%	12.77%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Service Class	Massachusetts Financial Services Company	0.97%	[1]	-10.78%	1.32%	2.98%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Service Class	Massachusetts Financial Services Company	0.82%	[1]	-21.66%	-1.54%	-0.52%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-15.18%	4.24%	6.03%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Value Portfolio Service Class	Massachusetts Financial Services Company	1.15%	[1]	-23.75%	2.77%	7.56%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Limited Maturity Portfolio Service Class	Massachusetts Financial Services Company	0.70%	[1]	-4.24%	1.07%	0.95%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	[1]	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	[1]	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	[1]	-29.99%	7.53%	9.71%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-11.23%	7.92%	11.56%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class	Massachusetts Financial Services Company	1.21%	[1]	-17.80%	2.43%	4.42%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Research Series Service Class	Massachusetts Financial Services Company	1.04%	[1]	-17.43%	8.62%	11.41%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	[1]	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	[1]	-9.84%	4.91%	7.07%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Service Class[4]	Massachusetts Financial Services Company	0.45%	[1]	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%	[1]	-6.14%	7.08%	10.77%
Equity - US Mid Cap	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.05%	[1]	-62.97%	5.10%	7.87%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	[1]	-60.16%	3.99%	11.57%
Allocation - Moderate	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Advisor Class	Adviser: Pacific Investment Management Company LLC Subadviser: Research Affiliates, LLC	1.64%	[1]	-11.87%	3.12%	3.15%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class[2]	Pacific Investment Management Company LLC	1.29%	[1]	8.61%	7.03%	-1.56%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	[1]	8.66%	6.94%	-1.66%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class[2]	Pacific Investment Management Company LLC	1.04%		-15.71%	-0.85%	0.97%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Advisor Class	Pacific Investment Management Company LLC	1.14%		-15.80%	-0.95%	0.87%
Allocation - Moderate	PIMCO Variable Insurance Trust PIMCO Global Managed Asset Allocation Portfolio Advisor Class	Pacific Investment Management Company LLC	1.30%	[1]	-18.40%	3.43%	3.02%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - Global Large Cap	PIMCO Equity Series VIT PIMCO StocksPLUS® Global Portfolio Advisor Class	Pacific Investment Management Company LLC	0.87%	[1]	-18.79%	4.51%	6.10%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Fixed Income - Global	Franklin Templeton Variable Insurance Products Trust Templeton Global Bond VIP Fund Class 4	Franklin Advisers, Inc.	0.87%	[1]	-5.13%	-2.41%	-0.89%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Growth VIP Fund Class 2[2]	Templeton Global Advisors Limited	1.12%	[1]	-11.50%	-0.76%	4.05%

[1]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.

[2]	This Fund is not available for investment if you purchased your Contract on or after October 31, 2011.

[3]	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “THE VARIABLE ACCOUNT” and the Fund’s prospectus for more information.

[4]

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B:

LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS

If you own any of the optional living benefit riders, your Contract is subject to investment restrictions that limit the investment options that are available to you. If you violate the investment restrictions applicable to your living benefit, your benefit will terminate automatically.

Investment Restrictions

For Contracts participating in SIM or SIM Plus, the only Funds, dollar-cost averaging programs, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Model	Funds
Build Your Own Portfolio	MFS® Conservative Allocation Portfolio, Service Class
MFS® Global Tactical Allocation Portfolio, Service Class

Dollar-Cost Averaging Program Options
6-Month DCA Period
12-Month DCA Period

For Contracts participating in SIR III, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AB Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Conservative Allocation Portfolio, Service Class
MFS® Global Tactical Allocation Portfolio, Service Class
Dollar-Cost Averaging Program Options	MFS® Moderate Allocation Portfolio, Service Class
6-Month DCA Period	PIMCO All Asset Portfolio, Advisor Class
12-Month DCA Period	PIMCO Global Managed Asset Allocation Portfolio, Advisor Class

If you purchased your Contract on or after October 31, 2011, you may not invest in the following Funds:

AB Sustainable International Thematic Portfolio, Class B

Columbia Variable Portfolio - Large Cap Growth Fund,Class 2

Columbia Variable Portfolio - Overseas Core Fund, Class 2

Fidelity® Freedom 2015 Portfolio, Service Class 2 (of Variable Insurance Products Fund IV)

Fidelity® Freedom 2020 Portfolio, Service Class 2 (of Variable Insurance Products Fund IV)

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Invesco V.I. Capital Appreciation Fund, Series II Shares

MFS® Corporate Bond Portfolio, Service Class

PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class

PIMCO Emerging Markets Bond Portfolio, Administrative Class

Templeton Growth VIP Fund, Class 2

For Contracts purchased with Income Maximizer or Income Maximizer Plus, the Funds available in each asset class and the percentage range assigned to each asset class under the Build Your Own Portfolio investment option are as follows:

Balanced Funds

0% to 60%

AB Balanced Hedged Allocation Portfolio

AB Dynamic Asset Allocation Portfolio

BlackRock Global Allocation V.I. Fund

Fidelity® Balanced Portfolio (of Variable Insurance Products Fund III)

Invesco V.I. Equity and Income Fund

MFS® Conservative Allocation Portfolio

MFS® Global Tactical Allocation Portfolio

MFS® Moderate Allocation Portfolio

MFS® Total Return Series

PIMCO All Asset Portfolio

PIMCO Global Managed Asset Allocation Portfolio

Fixed Income Funds

40% to 100%

LVIP JPMorgan Core Bond Portfolio

MFS® Government Securities Portfolio

MFS® Inflation-Adjusted Bond Portfolio

MFS® Limited Maturity Portfolio

MFS® U.S. Government Money Market Portfolio

MFS® Total Return Bond Series

For Contracts purchased on or after October 31, 2011, with Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, then your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Total Return Bond Series	AB Dynamic Asset Allocation Portfolio	AB Balanced Hedged Allocation Portfolio	Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund
MFS® Government Securities Portfolio	PIMCO Global Managed Asset Allocation Portfolio	Fidelity® Balanced Portfolio (of Variable Insurance Products Fund III)	MFS® Value Series	MFS® Blended Research Small Cap Equity Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® U.S. Government Money Market Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income VIP Fund	Invesco V.I. Comstock Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	MFS® Global Real Estate Portfolio
MFS® Limited Maturity Portfolio	MFS® Moderate Allocation Portfolio	MFS® Total Return Series	Franklin Mutual Shares VIP Fund	MFS® International Intrinsic Value Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
MFS® Inflation- Adjusted Bond Portfolio	MFS® Conservative Allocation Portfolio	Invesco V.I. Equity and Income Fund	MFS® Utilities Series	MFS® Research International Portfolio	MFS® Emerging Markets Equity Portfolio
LVIP JPMorgan Core Bond Portfolio	PIMCO All Asset Portfolio	MFS® Growth Allocation Portfolio	MFS® Core Equity Portfolio	First Eagle Overseas Variable Fund	MFS® High Yield Portfolio
		BlackRock Global Allocation V.I. Fund	MFS® Research Series	Invesco V.I. Global Fund	Lazard Retirement Emerging Markets Equity Portfolio
			MFS® Mid Cap Value Portfolio	Fidelity® Mid Cap Portfolio (of Variable Insurance Products Fund III)	Templeton Global Bond VIP Fund
			LVIP JPMorgan U.S. Equity Portfolio	MFS® International Growth Portfolio
			Putnam VT Large Cap Value Fund	MFS® Growth Series
CTIVPSM - Principal Blue Chip Growth Fund
MFS® Mid Cap Growth Series
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio
Invesco V.I. American Value Fund
Fidelity® Contrafund® Portfolio (of Variable Insurance Products Fund II)
MFS® New Discovery Value Portfolio

30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® New Discovery Series
AB Discovery Value Portfolio
Invesco V.I. EQV International Equity Fund
PIMCO StocksPLUS® Global Portfolio
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio

For Contracts purchased prior to October 31, 2011, with Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, then your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Total Return Bond Series	AB Dynamic Asset Allocation Portfolio	AB Balanced Hedged Allocation Portfolio	Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund
MFS® Government Securities Portfolio	PIMCO Global Managed Asset Allocation Portfolio	Fidelity® Balanced Portfolio (of Variable Insurance Products Fund III)	MFS® Value Series	MFS® Blended Research Small Cap Equity Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Corporate Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income VIP Fund	Invesco V.I. Comstock Fund	Invesco V.I. Capital Appreciation Fund	MFS® Global Real Estate Portfolio
LVIP JPMorgan Core Bond Portfolio	MFS® Moderate Allocation Portfolio	MFS® Total Return Series	Franklin Mutual Shares VIP Fund	Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
MFS® U.S. Government Money Market Portfolio	MFS® Conservative Allocation Portfolio	Invesco V.I. Equity and Income Fund	MFS® Utilities Series	MFS® International Intrinsic Value Portfolio	MFS® Emerging Markets Equity Portfolio
MFS® Limited Maturity Portfolio	PIMCO All Asset Portfolio	Fidelity® Freedom 2015 Portfolio (of Variable Insurance Products Fund IV)	MFS® Core Equity Portfolio	MFS® Research International Portfolio	MFS® High Yield Portfolio
MFS® Inflation- Adjusted Bond Portfolio		Fidelity® Freedom 2020 Portfolio (of Variable Insurance Products Fund IV)	MFS® Research Series	Templeton Growth VIP Fund	Lazard Retirement Emerging Markets Equity Portfolio
		MFS® Growth Allocation Portfolio	MFS® Mid Cap Value Portfolio	First Eagle Overseas Variable Fund	Templeton Global Bond VIP Fund
		BlackRock Global Allocation V.I. Fund	LVIP JPMorgan U.S. Equity Portfolio	Invesco V.I. Global Fund
			Putnam VT Large Cap Value Fund	Columbia Variable Portfolio - Overseas Core Fund
Fidelity® Mid Cap Portfolio (of Variable Insurance Products Fund III)
MFS® International Growth Portfolio
MFS® Growth Series
CTIVPSM - Principal Blue Chip Growth Fund
Columbia Variable Portfolio - Large Cap Growth Fund

MFS® Mid Cap Growth Series

30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio
Invesco V.I. American Value Fund
AB Sustainable International Thematic Portfolio
Fidelity® Contrafund® Portfolio (of Variable Insurance Products Fund II)
MFS® New Discovery Value Portfolio
MFS® New Discovery Series
AB Discovery Value Portfolio
Invesco V.I. EQV International Equity Fund
PIMCO StocksPLUS® Global Portfolio
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio

The prospectus and statement of additional information (SAI) dated May 1, 2023 include additional information. The Prospectus and SAI, are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost at https://dfinreports.com/delawarelife, or by calling (800) 477-6545, option 2, or by sending an email request to customer relations@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/86680A186?site=Annuity.

Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No.: C000092926